CONSTRUCTION-IN-PROGRESS (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Construction In Progress
SCHEDULE OF CONSTRUCTION IN PROGRESS	Construction-in-progress consist of the following:
	(Unaudited)
As of:	September 30, 2022	December 31, 2021
Greenhouse costs	$-	$452,405
Construction-in-progress consist of the following:
As of December 31, 2021
Greenhouse costs	$452,405
Construction-in-progress	$452,405